Equity Accounted Investments - RasGas 3 Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 21, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Investment in and advances to equity accounted joint ventures	$ 1,037,726		$ 883,731
Long-term debt	$ 1,791,226		1,999,209
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Long-term debt		$ 610,000
RasGas 3 Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Investment in and advances to equity accounted joint ventures	$ 174,646		161,393
Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	60.00%
Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 45,000
Excelsior Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted joint ventures	$ 50,300
Angola LNG Carriers
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Long-term debt	$ 256,100
Carrying value of guarantee liability	$ 1,000		1,200
Angola LNG Carriers | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Investment in and advances to equity accounted joint ventures	$ 65,644		58,170
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Yamal LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Investment in and advances to equity accounted joint ventures	$ 152,702		99,886
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Investment in and advances to equity accounted joint ventures	$ 63,933		$ 0